Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Prospectus Date	rr_ProspectusDate	Jun. 01, 2018
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2020 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2025 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2030 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2035 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2040 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2045 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2050 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2055 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Natixis Sustainable Future 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2060 FundSM
(each a "Fund" and, together, the "Funds")

On September 14, 2018, the Board of Trustees (the "Board") of Natixis Funds Trust IV (the "Trust") approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund's principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section "Principal Investment Strategies" in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance ("ESG") criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund's target allocations can be found in the "More About Goals and Strategies" section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund's Adviser, Natixis Advisors, L.P. ("Natixis Advisors"), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund's Subadviser, Wilshire Associates Incorporated ("Wilshire"), determines the Fund's glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a "through" target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund's investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.